INITIAL PUBLIC OFFERING (Details) - $ / shares			5 Months Ended
	Nov. 09, 2020	Oct. 27, 2020	Dec. 31, 2020	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units issued			21,525,000
Number of warrants in a unit	0.33
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Share price				$ 9.20
Number of shares in a unit	1
Shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	21,525,000	200,000,000	3,000,000
Share price	$ 10.00
Number of warrants in a unit	0.33
Shares issuable per warrant	1
Initial Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of units issued		20,000,000
Share price		$ 10.00
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	1,525,000
Share price	$ 10.00
Number of shares in a unit	1,525,000
Exercise price of warrants		$ 11.50